Offerings - Offering: 1	Jul. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	7,200,000
Proposed Maximum Offering Price per Unit	29.96
Maximum Aggregate Offering Price	$ 215,712,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 29,789.83
Offering Note	1.a. The registration statement covers a maximum aggregate of 7,200,000 shares of the common stock, par value $0.001 per share ("Common Stock"), of Sirius XM Holdings Inc. (the "Company") approved for issuance under the Sirius XM Holdings Inc. 2024 Long-Term Stock Incentive Plan, as amended (the "LTIP"). 1.b. Pursuant to Rules 457(c) and 457(h) under the Securities Act of 1933, as amended (the "Securities Act"), the proposed maximum offering price per share, the proposed maximum aggregate offering price and the amount of the registration fee have been computed on the basis of the average of the high and low prices per share of the Common Stock of the Company reported on the Nasdaq Global Select Market on July 24, 2026. 1.c. Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares which may be offered and issued under the LTIP to prevent dilution resulting from stock splits, stock dividends, anti-dilution provisions or similar transactions.